Segment and Geographic Information	12 Months Ended
Dec. 31, 2010
SEGMENT AND GEOGRAPHIC INFORMATION

15. SEGMENT AND GEOGRAPHIC INFORMATION

The management reporting structure is organized along our two lines of business (Generation and Utilities) and three regions: (1) Latin America & Africa; (2) North America; and (3) Europe, Middle East & Asia (collectively “EMEA”), each managed by a regional president. The segment reporting structure uses the Company's management reporting structure as its foundation to reflect how the Company manages the business internally. During 2010, the Company modified its internal reporting structure to move the management of the Company's generation business in Jordan, Amman East, from Asia to Europe. Accordingly, Amman East is now reported within the Europe—Generation segment. All prior periods have been retrospectively restated to reflect this change and conform to current period presentation. The Company applied the segment reporting accounting guidance, which provides certain quantitative thresholds and aggregation criteria, and the Company concluded it has six reportable segments which include:

•       Latin America—Generation;

•       Latin America—Utilities;

•       North America—Generation;

•       North America—Utilities;

•       Europe—Generation;

•       Asia—Generation.

Corporate and Other – The Company's Europe Utilities, Africa Utilities, Africa Generation, Wind Generation and Climate Solutions operating segments are reported within “Corporate and Other” because they do not meet the criteria to allow for aggregation with another operating segment or the quantitative thresholds that would require separate disclosure under segment reporting accounting guidance. None of these operating segments are currently material to our presentation of reportable segments, individually or in the aggregate. AES Solar and certain other unconsolidated businesses are accounted for using the equity method of accounting; therefore, their operating results are included in “Net Equity in Earnings of Affiliates” on the face of the Consolidated Statements of Operations, not in revenue or gross margin. “Corporate and Other” also includes costs related to corporate overhead costs which are not directly associated with the operations of our six reportable segments and other intercompany charges such as self-insurance premiums which are fully eliminated in consolidation.

The Company uses Adjusted Gross Margin, a non-GAAP measure, to evaluate the performance of its segments. Adjusted Gross Margin is defined by the Company as: Gross Margin plus depreciation and amortization less general and administrative expenses.

Segment revenue includes inter-segment sales related to the transfer of electricity from generation plants to utilities within Latin America. No material inter-segment revenue relationships exist between other segments. Corporate allocations include certain management fees and self insurance activities which are reflected within segment Adjusted Gross Margin. All intra-segment activity has been eliminated with respect to revenue and Adjusted Gross Margin within the segment. Inter-segment activity has been eliminated within the total consolidated results. All balance sheet information for businesses that were discontinued or classified as held for sale as of December 31, 2010 is segregated and is shown in the line “Discontinued Businesses” in the accompanying segment tables.

The tables below present the breakdown of business segment balance sheet and income statement data as of and for the years ended December 31, 2010 through 2008:

	Total Revenue			Intersegment			External Revenue
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)
Revenue
Latin America - Generation	$4,281	$3,651	$4,468	$(1,017)	$(864)	$(991)	$3,264	$2,787	$3,477
Latin America - Utilities	7,222	6,092	5,907	-	-	-	7,222	6,092	5,907
North America - Generation	1,551	1,483	1,644	-	-	-	1,551	1,483	1,644
North America - Utilities	1,145	1,068	1,079	-	-	-	1,145	1,068	1,079
Europe - Generation	1,318	762	1,044	(2)	2	-	1,316	764	1,044
Asia - Generation	618	375	345	-	-	-	618	375	345
Corp/Other and eliminations	46	9	21	1,019	862	991	1,065	871	1,012
Total Revenue	$16,181	$13,440	$14,508	$-	$-	$-	$16,181	$13,440	$14,508

	Total Adjusted Gross Margin			Intersegment			External Adjusted Gross Margin
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)
Adjusted Gross Margin
Latin America - Generation	$1,698	$1,528	$1,557	$(1,010)	$(852)	$(978)	$688	$676	$579
Latin America - Utilities	1,320	1,130	1,102	1,018	865	991	2,338	1,995	2,093
North America - Generation	555	558	640	2	(3)	17	557	555	657
North America - Utilities	407	401	419	2	2	2	409	403	421
Europe - Generation	395	273	305	3	4	2	398	277	307
Asia - Generation	255	111	(11)	2	4	4	257	115	(7)
Corp/Other and eliminations	62	2	(65)	(17)	(20)	(38)	45	(18)	(103)
Reconciliation to Income from Continuing Operations before Taxes
Depreciation and amortization							(1,096)	(936)	(899)
Interest expense							(1,506)	(1,462)	(1,746)
Interest income							410	346	515
Other expense							(238)	(106)	(161)
Other income							104	460	372
Gain on sale of investments							-	131	909
Loss on sale of subsidiary stock							-	-	(31)
Goodwill impairment							(21)	(122)	-
Asset impairment expense							(391)	(20)	(175)
Foreign currency transaction gains (losses) on net monetary position							(33)	34	(183)
Other non-operating expense							(7)	(12)	(15)
Income from continuing operations before taxes and equity in earnings of affiliates							$1,914	$2,316	$2,533

	Total Assets			Depreciation and Amortization			Capital Expenditures
	2010	2009	2008	2010	2009	2008	2010	2009	2008

	(in millions)

Latin America - Generation	$10,373	$9,802	$8,217	$215	$183	$168	$641	$951	$886
Latin America - Utilities	10,081	9,233	7,124	254	220	221	649	413	437
North America - Generation	4,681	5,081	5,196	168	167	162	71	64	64
North America - Utilities	3,139	3,035	3,092	161	157	152	177	116	117
Europe - Generation	4,178	3,154	2,836	114	53	45	233	212	531
Asia - Generation	1,762	1,594	1,588	33	32	23	10	22	32
Discontinued businesses	258	2,371	2,684	49	88	92	16	38	86
Corp/Other and eliminations	6,039	5,265	4,069	184	149	138	536	722	744
Total	$40,511	$39,535	$34,806	$1,178	$1,049	$1,001	$2,333	$2,538	$2,897

	Investment in and
	Advances to Affiliates			Equity in Earnings (Loss)
	2010	2009	2008	2010	2009	2008

	(in millions)

Latin America - Generation	$150	$129	$81	$48	$30	$9
Latin America - Utilities	-	-	-	-	-	-
North America - Generation	-	3	2	(2)	(2)	(2)
North America - Utilities	-	-	1	-	-	-
Europe - Generation	353	308	232	19	50	28
Asia - Generation	409	390	371	3	28	12
Discontinued businesses	-	-	-	-	-	-
Corp/Other and eliminations	408	327	214	115	(14)	(14)
Total	$1,320	$1,157	$901	$183	$92	$33

The table below presents information, by country, about the Company's consolidated operations for each of the years ended December 31, 2010 through 2008 and as of December 31, 2010 and 2009, respectively. Revenue is recorded in the country in which it is earned and assets are recorded in the country in which they are located.

	Revenue			Property, Plant & Equipment, net
	2010	2009	2008	2010	2009

	(in millions)
United States(1)	$2,193	$2,089	$2,155	$6,165	$6,323
Non-U.S.:
Brazil	6,473	5,394	5,501	6,413	5,799
Chile	1,355	1,239	1,349	2,560	2,321
Argentina	887	684	949	459	448
El Salvador	648	619	484	261	254
Dominican Republic	535	429	601	625	634
Philippines(2)	501	250	148	784	765
Cameroon	422	370	379	823	742
Spain(3)	411	-	-	667	-
Mexico	409	329	463	786	802
Colombia	393	347	291	387	390
United Kingdom	385	241	342	527	433
Ukraine	356	286	403	86	80
Hungary(4)	252	259	367	73	182
Puerto Rico	253	267	251	596	609
Panama	194	168	210	921	834
Kazakhstan	138	123	234	63	48
Jordan	120	104	47	224	231
Sri Lanka	100	109	184	69	74
Bulgaria(5)	44	-	-	1,825	1,835
Qatar(6)	-	-	-	-	-
Pakistan(7)	-	-	-	-	-
Oman(8)	-	-	-	-	-
Other Non-U.S.	112	133	150	298	285
Total Non-U.S.	13,988	11,351	12,353	18,447	16,766
Total	$16,181	$13,440	$14,508	$24,612	$23,089

(1)       Excludes revenue of $422 million, $456 million and $590 million for the years ended December 31, 2010, 2009 and 2008, respectively, and property, plant and equipment of $2 million and $693 million as of December 31, 2010, and 2009, respectively, related to Eastern Energy, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(2)       Masinloc was acquired in April 2008; 2008 revenue represents results for a partial year.

(3)       Cartagena was consolidated effective January 1, 2010 upon implementation of the variable interest entity accounting guidance.

(4)       Excludes revenue of $44 million, $58 million and $99 million for the years ended December 31, 2010, 2009 and 2008, respectively, and property, plant and equipment of $7 million and $14 million as of December 31, 2010, and 2009, respectively, related to Borsod and Tiszapalkonya, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(5)       Maritza East and our wind project in Bulgaria were under development and therefore not operational as of December 31, 2009. Our wind project in Bulgaria started operations in 2010.

(6)       Excludes revenue of $129 million, $163 million and $161 million for the years ended December 31, 2010, 2009 and 2008, respectively, and property, plant and equipment of $501 million as of December 31, 2009 related to Ras Laffan, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(7)       Excludes revenue of $299 million, $470 million and $607 million for the years ended December 31, 2010, 2009 and 2008, respectively, and property, plant and equipment of $36 million as of December 31, 2009 related to Lal Pir and Pak Gen, which were reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.

(8)        Excludes revenue of $62 million, $101 million and $105 million for the years ended December 31, 2010, 2009 and 2008, respectively, and property, plant and equipment of $311 million as of December 31, 2009, related to Barka, which was reflected as discontinued operations and businesses held for sale in the accompanying Consolidated Statements of Operations and Consolidated Balance Sheets.